UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

Investment Company Act File Number:	811-09189

Exact name of Registrant as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
940 Southwood, Suite 200
Incline Village, NV 89451

Name and Address of Agent for Service:
Mark R. Ludviksen
940 Southwood, Suite 200
Incline Village, NV 89451

Registrant's telephone number:  775.832.6250

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2007

Item 1:	Schedule of Investments September 30, 2007

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
September 30, 2007
(Unaudited)

                                          Principal/        Fair
                                            Shares/        Value
							 Contracts
INVESTMENT SECURITIES - 108%

CONVERTIBLE PREFERRED STOCK - 32%
UNITED STATES - 31%
AES Trust VII 6.000% Due 05-15-08             50,000    2,462,500
Bunge Limited 4.875%				    19,470	  2,613,263
Carriage Services Cap Trust 7.000%            39,000    1,638,000
   Due 06-01-29
Dune Energy, Inc. (144A) 10.000% (b)           1,853    1,732,555
Fleetwood Capital Trust 6.000%                58,660    1,737,802
   Due 02-15-28
Healthsouth Corp. (144A) 6.500% (b)            1,800    1,542,132
ION Media Networks Series B 9.750%                 9       23,657
   Due 12-31-06
Metromedia Int'l Group, Inc. 7.250% (d)       80,000    3,440,000
Quadramed Corp (144A) 5.500% (b)              88,000    2,244,000
Six Flags, Inc.                               83,000    1,747,150
Washington Mutual 5.375% Due 07-01-41         82,210    3,966,632

Total convertible preferred stock (cost- $17,975,655)  23,147,692

CONVERTIBLE BONDS - 67%
SINGAPORE - 0%
APP Finance VI Mauritius                   12,903,000      64,515
   0.000% Due 11-18-12 (a)(c)(d)

UNITED STATES - 67%
Allergan, Inc.                               310,000      357,981
   1.500% Due 04-01-26
CA, Inc. 					       1,600,000    2,147,040
   1.625% Due 12-15-09 (d)
Capital Source Inc.                        1,000,000      948,100
   7.250% Due 07-15-37
Carnival Corporation                       1,800,000    2,266,740
   2.000% Due 04-15-21 (d)
Cell Therapeutic, Inc.                     1,500,000      870,000
   4.000% Due 07-01-10 (d)
Disney Walt Company                        1,850,000    2,236,280
   2.125% Due 04-15-23(d)
Durect Corp.                               1,388,000    2,489,725
   6.250% Due 06-15-08
FiberTower Corp (144A)			       2,100,000    2,231,250
   9.000% Due 11-15-12 (b)
Global Crossing Ltd.                       2,150,000    2,440,250
   5.000% Due 05-15-2011
Hewlett-Packard Co				 1,800,000    1,458,000
   0.000% Due 10-14-17 (c)
Ion Media Networks                           851,692      689,870
  11.000% Due 07-31-13
Johnson and Johnson                        3,050,000    2,760,250
   0.000% Due 07-28-20 (c)(d)(e)
Level Three Communications                 1,000,000    1,555,000
   10.000% Due 05-01-11
Level Three Communications                 1,500,000    1,625,100
   3.500% Due 06-15-12
Liberty Media (TWX)                        2,000,000    2,207,200
   0.750% Due 03-30-23
Medtronic, Inc. 					 2,500,000    2,798,500
   1.625% Due 04-15-13
Merrill Lynch                              2,300,000    2,594,170
   0.000% Due 03-13-32 (c)(d)
Molson Coors Brewing Company               2,180,000    2,429,828
   2.500% Due 07-30-2013
Nabors Industries, Inc.				 1,790,000    1,864,893
   0.000% Due 06-15-23 (c)(d)
RPM International                          1,950,000    1,287,000
   1.389% Due 05-13-33
TJX Companies, Inc.                        2,460,000    2,393,457
   0.000% Due 02-13-21 (c)(d)
UTStarcom, Inc.                            2,500,000    2,431,250
   10.875% Due 03-01-08
Wyeth (Float)                              1,900,000    1,985,310
   4.886% Due 01-15-24
Yahoo! Inc.                                1,850,000    2,453,285
   0.000% Due 04-01-08 (c)
YRC Worldwide                              2,010,000    2,165,935
   5.000% Due 08-08-23

        Total United States                            48,686,416

Total convertible bonds (cost - $45,665,978)           48,750,932

CONVERTIBLE BOND UNITS - (2%, cost $1,300,485)
UNITED STATES - 2%
Hercules Inc. 6.500%                           1,720    1,505,000
  Due 06-30-29

        Total United States                             1,505,000

CORPORATE BONDS - (1%, cost $988,606)
UNITED STATES - 1%
PRG-Schultz International                    464,403      473,691
  11.000% Due 03-15-11
Tower Automotive                           2,500,000       62,500
  12.000% Due 06-01-13

      Total United States                                 536,191

COMMON STOCK - (1%, cost $1,503,192)
UNITED STATES - 1%
Durect Corporation                                56          307
Scottish Re Group Ltd.                       305,787      975,460

      Total United States                                 975,767


PREFERRED STOCK - (0%, cost $2,953)
GREAT BRITAIN - 0%
PTV Inc. $5.00                                   594          742

CALL OPTIONS - (1%, cost $900,762)
UNITED STATES - 1%
Lowes Corporation (d)                             800      768,000

WARRANTS - (4%, cost $1,221,394)
UNITED STATES - 4%
Mirant(Series A)                              28,100      597,125
Mirant(Series B)                              91,900    2,027,314

       Total United States                              2,624,439


TOTAL INVESTMENT SECURITIES (cost - $69,559,025)       78,308,763

Other assets less liabilities - (8)%                   (5,976,364)

NET ASSETS - 100%                                     $72,332,399



(a) This security is in default and interest is not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the custodian.
(e) Security was originally issued by Alza Corp, which was subsequently assumed by Johnson & Johnson through acquisition.


Percentages are based upon the fair value as a percent of net assets as of September 30, 2007.


Item 2:	Controls and Procedures

(a) The registrant's principal executive officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3:  Exhibits
(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereto duly authorized.

Registrant:  Zazove Convertible Securities Fund, Inc.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary and Treasurer


Pursuant to the requirements of the Securities and Exchange
Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary Treasurer


By:	/sig/ Gene T. Pretti
Name:  Gene T. Pretti
Title:   President